TRADE AND OTHER RECEIVABLE (Details) - ZAR (R) R in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payroll debtors	R 251.5	R 127.9	R 174.1
Interest receivable	14.6	8.9	8.5
Total financial assets	3,836.2	6,317.3	5,626.0
Prepayments	442.9	296.9	245.0
Value added tax receivables	355.9	218.8	326.6
Total trade and other receivables	4,635.0	6,833.0	6,197.6
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables		433.8	499.6
PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	2,681.1	5,310.1	4,512.4
Contract receivables	1,606.4	3,786.5
PGM Concentrate [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	2,341.6	5,310.1	4,512.4
PGM Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	339.5
Other Than Gold And PGM Mining Activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	889.0	436.6	431.4
Other Than Gold And PGM Mining Activities [Member] | Financial instruments credit-impaired [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	R 139.9	R 15.8	R 5.7